Equity (Summary of Classes of Share Capital - Common Shares) (Details) - CAD ($) shares in Thousands, $ in Millions	3 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
Disclosure of classes of share capital [line items]
Balance at beginning of period	$ 127,827
Balance at end of period	$ 125,596	$ 119,004
Ordinary Shares [Member] | Issued capital [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period (shares)	1,689,496	1,750,272
Balance at beginning of period	$ 24,727	$ 25,373
Proceeds from shares issued on exercise of stock options, Number of shares	1,208	353
Proceeds from shares issued on exercise of stock options, Amount	$ 108	$ 25
Shares issued as a result of dividend reinvestment plan, Number of shares	0	1,575
Shares issued as a result of dividend reinvestment plan	$ 0	$ 130
Purchase of shares for cancellation and other, Number of Shares	(19,426)	0
Purchase of shares for cancellation and other, Amount	$ (284)	$ 0
Balance at end of period (shares)	1,671,278	1,752,200
Balance at end of period	$ 24,551	$ 25,528